Financial risk management - Liquidity risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Gross inflows and outflows
Inflows	$ 273,720
Outflows	(292,626)
Net cash flow	(18,906)
Discounted at the applicable interbank rates	(38,040)
Liquidity risk
Net undiscounted cash flows
Bank borrowings	1,003
Finance leases	89,108
Debt instruments	497,656
Financial loans from government agencies	93,894
Derivative financial instruments	18,906
Payables to related parties	12,973
Trade and other payables	192,859
Contractual undiscounted payments	906,399
Not later than one year
Gross inflows and outflows
Inflows	18,198
Outflows	(18,793)
Net cash flow	(595)
Discounted at the applicable interbank rates	(995)
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	1,003
Finance leases	15,379
Debt instruments	32,813
Financial loans from government agencies	88,127
Derivative financial instruments	595
Payables to related parties	12,973
Trade and other payables	192,859
Contractual undiscounted payments	343,749
Later than one year and not later than two years
Gross inflows and outflows
Inflows	17,996
Outflows	(18,199)
Net cash flow	(203)
Discounted at the applicable interbank rates	(985)
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Finance leases	15,504
Debt instruments	32,813
Financial loans from government agencies	2,362
Derivative financial instruments	203
Contractual undiscounted payments	50,882
Later than two years and not later than five years [member]
Gross inflows and outflows
Inflows	237,526
Outflows	(255,634)
Net cash flow	(18,108)
Discounted at the applicable interbank rates	(36,060)
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Finance leases	58,225
Debt instruments	432,031
Financial loans from government agencies	2,349
Derivative financial instruments	18,108
Contractual undiscounted payments	510,713
Later than five years [member] | Liquidity risk
Net undiscounted cash flows
Financial loans from government agencies	1,056
Contractual undiscounted payments	$ 1,056